Balance Sheets (Parenthetical) - shares	Sep. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, par value $.001, shares authorized	100,000,000	100,000,000
Common stock, par value $.001, shares issued and outstanding	63,192,086	59,506,286